Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Exchange Rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate			Average rate
1 US dollar equals:	31 December 2020	31 December 2019	31 December 2018	31 December 2020	31 December 2019	31 December 2018
Argentinean peso	84.143520	59.890668	37.807879	—	—	—
Brazilian real	5.196694	4.030696	3.874806	5.133082	3.940998	3.634827
Canadian dollar	1.273981	1.299449	1.362882	1.346594	1.329140	1.293896
Colombian peso	3 438.52	3 272.63	3 246.70	3 689.50	3 305.84	2 967.36
Chinese yuan	6.537798	6.961461	6.877787	6.947936	6.886265	6.581607
Euro	0.814930	0.890155	0.873362	0.878101	0.892577	0.845697
Mexican peso	19.948838	18.845242	19.682728	21.182539	19.334915	19.195084
Pound sterling	0.732646	0.757344	0.781249	0.780195	0.784062	0.750773
Peruvian nuevo sol	3.621009	3.317006	3.369998	3.491580	3.346670	3.284477
South Korean won	1 088.02	1 154.54	1 115.40	1 185.02	1 160.69	1 095.46
South African rand	14.686598	14.044287	14.374909	16.213180	14.512975	13.105486

Summary of Estimated Useful Live of Assets Expected Utility
The estimated useful lives are defined in terms of the asset’s expected utility to the company and can vary from one geographical area to another. On average the estimated useful lives are as follows:

Industrial buildings – other real estate properties	20 – 50 years
Production plant and equipment:
Production equipment	10 – 15 years
Storage, packaging and handling equipment	5 – 7 years
Returnable packaging:
Kegs	2 – 10 years
Crates	2 – 10 years
Bottles	2 – 5 years
Point of sale furniture and equipment	5 years
Vehicles	5 years
Information processing equipment	3 – 5 years